Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income	$ 5,975	$ 8,105	$ 18,870
Items that will not be reclassified to income statement
Translation adjustments of the Parent Company	(9,172)	2,966	2,259
Retirement benefit obligations	102	(68)	269
Adjustments to fair value in equity interests measured at fair value through other comprehensive income		13
Total items that will not be reclassified to the income statement, net of tax	(9,070)	2,911	2,528
Items that may be reclassified to income statement
Translation adjustments of foreign operations	2,237	(522)	(1,306)
Net investment hedge	(500)	139	81
Cash flow hedge		(19)	19
Reclassification of cumulative translation adjustment to income statement (i)	(1,115)		(4,830)
Total items that may be reclassified to the income statement, net of tax	622	(402)	(6,036)
Comprehensive income (loss)	(2,473)	10,614	15,362
Comprehensive income (loss) attributable to noncontrolling interests	(284)	125	80
Comprehensive income attributable to Vale S.A.'s shareholders	$ (2,189)	$ 10,489	$ 15,282